Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Advance from related parties	$ 581,526	$ 614,753
Sanshui Yijia [Member]
Advance from related parties	$ 581,526	$ 614,753